Schedule of Investments (unaudited) December 31, 2020	iShares® Currency Hedged JPX-Nikkei 400 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.0%
iShares JPX-Nikkei 400 ETF(a)	44,901	$3,250,832

Total Investment Companies — 100.0% (Cost: $2,639,012)		3,250,832

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(b)	1,000	1,000

Total Short-Term Investments — 0.0% (Cost: $1,000)		1,000

Total Investments in Securities — 100.0% (Cost: $2,640,012)		3,251,832

Other Assets, Less Liabilities — 0.0%		898

Net Assets — 100.0%		$3,252,730

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$1,000	$0	(a)	$—	$—	$—	$1,000	1,000	$2	$—
iShares JPX-Nikkei 400 ETF	2,476,780	131,489		(246,850)	(14,242)	903,655	3,250,832	44,901	42,290	—

					$(14,242)	$903,655	$3,251,832		$42,292	$—

(a)	Represents net amount purchased (sold).

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

JPY	2,194,000	USD	21,174	MS	01/06/21	$75

JPY	2,229,000	USD	21,595	MS	02/03/21	—

USD	3,272,492	JPY	337,753,000	MS	02/03/21	272

						347

JPY	337,753,000	USD	3,271,472	MS	01/06/21	(369)

USD	3,262,883	JPY	339,947,000	MS	01/06/21	(29,468)

JPY	476,000	USD	4,612	MS	02/03/21	(1)

						(29,838)

	Net unrealized depreciation					$(29,491)

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Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Currency Hedged JPX-Nikkei 400 ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$3,250,832	$—	$—	$3,250,832
Money Market Funds	1,000	—	—	1,000

	$3,251,832	$—	$—	$3,251,832

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$347	$—	$347
Liabilities
Forward Foreign Currency Exchange Contracts	—	(29,838)	—	(29,838)

	$—	$(29,491)	$—	$(29,491)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

MS	Morgan Stanley & Co. International PLC

Currency Abbreviations

JPY	Japanese Yen

USD	United States Dollar

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